General information (Details)								12 Months Ended
	Sep. 30, 2025 USD ($)	Dec. 18, 2024 USD ($) tranche	Dec. 13, 2023 USD ($)	Dec. 07, 2023 $ / shares shares	Jul. 05, 2023 USD ($) shares	Jun. 29, 2023 $ / shares shares	Sep. 01, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 24, 2025 USD ($)	Jul. 31, 2025 USD ($)	Apr. 08, 2025 USD ($)	Dec. 17, 2024 USD ($)
General Information [Line Items]
Weighted average interest rate %								4.98%	4.98%	4.98%
Conversion ratio (in shares) | shares						10
Equity issuance proceeds								$ 0	$ 0	$ 594,375,000
Long-term debt								1,290,634,841	$ 854,229,587	$ 923,842,589
Current borrowings								47,351,305
American Depositary Shares
General Information [Line Items]
Sale of stock, price per share (usd per share) | $ / shares						$ 31.00
Follow-On Offering
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				42,500,000
Conversion ratio (in shares) | shares				10
Equity issuance proceeds			$ 148,750,000
Share issue related cost			$ 4,746,000
Follow-On Offering | American Depositary Shares
General Information [Line Items]
Sale of stock, price per share (usd per share) | $ / shares				$ 35.00
Initial Public Offering ("Offering")
General Information [Line Items]
Equity issuance proceeds					$ 445,625,000
Share issue related cost					$ 22,950,000
Initial Public Offering ("Offering") | American Depositary Shares
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares						125,000,000
Over-Allotment Option
General Information [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					18,750,000	18,750,000
Senior Notes 2033
General Information [Line Items]
Notional amount	$ 500,000,000							$ 500,000,000			$ 500,000,000
Weighted average interest rate %								5.50%			5.50%
Borrowing costs incurred	$ 5,350,706							$ 5,350,706
Global Syndicated Sustainable Credit Facility
General Information [Line Items]
Borrowing costs incurred		$ 5,563,162					$ 1,339,606
Long-term debt		$ 545,000,000
Number of tranches | tranche		2
Debt instrument term (in years)							3 years
Availability period (in months)		18 months
Current borrowings												$ 50,000,000	$ 100,000,000
Global Syndicated Sustainable Credit Facility | Tranche I - Three-year
General Information [Line Items]
Long-term debt		$ 172,500,000
Debt instrument term (in years)		3 years
Global Syndicated Sustainable Credit Facility | Tranche II - Five-year
General Information [Line Items]
Long-term debt		$ 172,500,000
Debt instrument term (in years)		5 years
Term Loan
General Information [Line Items]
Long-term debt		$ 345,000,000
Revolving Credit Facility
General Information [Line Items]
Long-term debt		$ 200,000,000
In Place Un-drawn Revolving Credit Facility
General Information [Line Items]
Long-term debt														$ 200,000,000